Schedule of Investments (unaudited)
June 30, 2026
BATS: High Income Municipal Series
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Building Products — 0.0%
TimberHP by GO Lab, Inc.(a) (Cost: $155)	90,157	$ 170,397

		Par (000)
Corporate Bonds
Transportation Infrastructure — 0.0%
Brightline East LLC, 11.00%, 01/31/30(b)	USD	346	27,680
Total Corporate Bonds — 0.0% (Cost: $262,897)			27,680
Municipal Bonds
Alabama — 3.2%
Baldwin County IDA
RB, AMT, Series A, 5.00%,06/01/55(b)(c)		1,695	1,761,290
RB, AMT, Series A, 4.30%,03/01/56(b)(c)		2,515	2,516,981
Black Belt Energy Gas District
RB, Series A, 5.25%,05/01/56(c)		1,260	1,285,965
RB, Series E, 5.00%,07/01/33		1,150	1,204,401
Refunding RB, 4.00%,06/01/51(c)		1,100	1,124,010
Refunding RB, Series H-1, 5.00%,01/01/34		1,400	1,467,575
Hoover IDB, RB, AMT, 6.38%,11/01/50(c)		1,295	1,434,544
Mobile County IDA
RB, AMT, Series A, 5.00%,06/01/54		5,740	5,768,103
RB, AMT, Series B, 4.75%,12/01/54		3,220	3,117,161
Southeast Energy Authority A Cooperative District
RB, Series A, 4.00%,11/01/51(c)		1,785	1,813,247
RB, Series A, 5.00%,01/01/56(c)		1,000	1,020,415
			22,513,692
Alaska — 0.1%
Northern Tobacco Securitization Corp., Refunding RB, Series B-2, 0.00%,06/01/66(d)		4,575	530,705
Arizona — 2.0%
Arizona IDA
RB, 5.00%,07/01/45(b)		265	251,989
RB, 7.10%,01/01/55(b)		890	892,890
RB, 5.00%,07/01/55(b)		285	252,980
RB, Series B, 5.13%,07/01/47(b)		195	190,374
Refunding RB, 5.50%,07/01/52(b)		610	564,058
Refunding RB, Series A, 5.00%,07/01/26(b)		75	75,000
Refunding RB, Series A, 5.13%,07/01/37(b)		605	605,149
Refunding RB, Series G, 5.00%,07/01/47(b)		185	178,159
City of Phoenix IDA (The), RB, Series A, 5.00%,07/01/46(b)		570	552,955
County of Pima IDA (The)
Refunding RB, 4.00%,06/15/51(b)		625	483,615
Refunding RB, 5.00%,07/01/56(b)		295	236,025
Glendale IDA, RB, 5.00%,05/15/56		305	276,731
La Paz County IDA, RB, 5.88%,06/15/48(b)		285	275,717
Maricopa County IDA
RB, 5.25%,10/01/40(b)		280	252,387
RB, 5.50%,10/01/51(b)		280	237,143
RB, Series B, 8.00%,06/01/66(b)(c)		500	505,879
RB, AMT, 4.00%,10/15/47(b)		3,640	3,227,500
Salt River Project Agricultural Improvement & Power District, RB, Series C, 5.25%,01/01/55		1,175	1,261,830
Sierra Vista IDA
RB, 5.00%,06/15/34(b)		45	45,659
Security		Par (000)	Value
Arizona (continued)
Sierra Vista IDA
RB, 5.00%,06/15/44(b)	USD	395	$ 375,469
RB, 5.00%,06/15/54(b)		440	389,729
RB, 6.38%,06/15/64(b)		445	448,897
Refunding RB, 6.38%,06/15/55(b)		2,515	2,545,833
			14,125,968
Arkansas — 0.8%
Arkansas Development Finance Authority
RB, Series B, 7.38%,07/01/56(b)		2,900	3,023,065
RB, AMT, 5.70%,05/01/53		350	362,593
RB, AMT, Series A, 7.00%,07/01/48(b)		900	995,762
RB, AMT, Series A, 4.88%,07/01/56(b)(c)		1,050	1,097,691
			5,479,111
California — 6.7%
California Health Facilities Financing Authority, Refunding RB, Series A, 3.00%,08/15/51		1,500	1,132,053
California HFA
RB, Series 2021-3, Class A, 3.25%,08/20/36		907	885,518
RB, Series S, 8.00%,07/01/67(b)(c)		1,575	1,604,507
RB, Series U-1, 5.80%,04/01/36(b)		1,605	1,600,731
RB, Series U-2, 6.85%,04/01/36(b)		349	348,099
California Infrastructure & Economic Development Bank, Refunding RB, AMT, Series B, 12.00%,01/01/65(b)(c)		14,260	9,340,300
California Municipal Finance Authority
RB, 5.63%,07/01/44(b)		150	150,029
RB, Series A, 6.10%,12/01/37		1,500	1,511,439
RB, Series A, 6.00%,02/01/38(c)		1,700	1,693,389
RB, Series A, 6.00%,06/01/38(b)(c)		800	804,473
RB, Series A, 5.50%,09/01/56		415	454,363
RB, Series B, 7.10%,02/01/38(c)		800	799,755
RB, Series B, 7.10%,06/01/38(b)(c)		400	402,968
RB, Series S, 9.00%,06/01/56(c)		1,400	1,406,968
RB, Series S, 8.13%,08/01/56(b)(c)		300	302,787
RB, AMT, 4.00%,07/15/29		2,500	2,525,865
RB, AMT, 5.00%,01/01/41(b)		560	580,479
California Public Finance Authority, RB, Series A, 6.38%,06/01/59(b)		2,250	2,103,430
California School Finance Authority, Refunding RB, Series A, 5.00%,07/01/51(b)		300	297,338
California Statewide Communities Development Authority
RB, Series A, 7.50%,01/01/37(b)		565	557,189
RB, Series A, 7.50%,03/01/68(b)(c)		745	761,953
RB, Series E-1, 5.80%,06/01/36(b)		950	938,508
RB, Series E-2, 6.85%,06/01/36(b)		485	479,394
California Statewide Financing Authority
RB, 6.00%,05/01/43		85	86,648
RB, Series B, 6.00%,05/01/43		315	315,757
City of Los Angeles Department of Airports, Refunding RB, AMT, Series D, 4.00%,05/15/51		4,000	3,672,579
CSCDA Community Improvement Authority
RB, 4.00%,07/01/56(b)		205	160,427
RB, 4.00%,07/01/58(b)		265	159,785
RB, Series A, 3.00%,09/01/56(b)		1,090	768,673
RB, Series B, 4.00%,07/01/58(b)		300	145,959
Golden State Tobacco Securitization Corp., Refunding RB, Series B-2, 0.00%,06/01/66(d)		83,890	8,661,382

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: High Income Municipal Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
California (continued)
Hastings Campus Housing Finance Authority, RB, Series B, 0.00%,07/01/61(b)	USD	1,045	$ 542,858
Inland Empire Tobacco Securitization Corp., RB, Series C-1, 0.00%,06/01/36(d)		3,845	1,953,698
			47,149,301
Colorado — 4.5%
Aurora Crossroads Metropolitan District No. 2
GO, Refunding, Series A-1, 0.00%,12/01/55		2,300	2,186,698
GO, Refunding, Series A-2, 0.00%,12/01/55		600	568,363
Aviation Station North Metropolitan District No. 2, GO, Series A, 5.00%,12/01/48		500	491,440
Banning Lewis Ranch Metropolitan District No. 8, GO, 4.88%,12/01/51(b)		500	424,544
Baseline Metropolitan District No. 1, GO, Series B, 6.75%,12/15/54		530	535,948
Canyons Metropolitan District No. 5, GO, Refunding, Series B, 6.50%,12/15/54		500	503,087
Centerra Metropolitan District No. 1, TA, 5.00%,12/01/47(b)		155	154,993
City & County of Denver Pledged Excise Tax Revenue, RB, Series A, 4.00%,08/01/51		1,900	1,729,479
Colorado Educational & Cultural Facilities Authority
RB, Series A-1, 6.88%,02/01/59(b)		1,600	1,703,144
RB, Series B, 8.50%,02/01/59(b)		3,460	3,914,538
Refunding RB, 4.00%,12/01/30(b)		100	97,979
Refunding RB, 5.00%,12/15/45(b)		500	496,526
Colorado Health Facilities Authority
RB, 5.50%,11/01/47		120	127,622
RB, 5.25%,11/01/52		305	316,526
RB, Series A, 5.00%,05/15/35		250	234,895
RB, Series A, 5.00%,05/15/44		270	225,650
RB, Series A, 5.00%,05/15/49		420	327,350
Refunding RB, Series A, 3.00%,11/15/51		500	364,328
Creekwalk Marketplace Business Improvement District
Refunding RB, Series A, 6.00%,12/01/54		2,025	2,048,506
Refunding RB, Series B, 8.00%,12/15/54		513	514,872
Denver Convention Center Hotel Authority, Refunding RB, 5.00%,12/01/40		950	951,708
Elbert County Independence Water & Sanitation District, Refunding RB, 5.13%,12/01/33		500	520,023
Fletcher Regional Improvement Authority, RB, Series A, 12/01/56(b)(e)		560	560,547
Gold Hill North Business Improvement District, GO, Series A, 5.60%,12/01/54(b)		500	503,457
Green Valley Ranch East Metropolitan District No. 9, GO, Series A, 0.00%,12/01/55		300	251,080
Highlands Metropolitan District No. 1, GO, 5.00%,12/01/51		575	503,177
Independence Metropolitan District No. 3
GO, Series B, 7.13%,12/15/54		500	502,844
GO, Refunding, Series A, 5.38%,12/01/54		680	686,398
Lanterns Metropolitan District No. 2, GO, Series A, 4.50%,12/01/50		500	397,876
Loretto Heights Community Authority, RB, 4.88%,12/01/51		570	462,649
North Range Metropolitan District No. 3, GO, Series A, 5.25%,12/01/50		500	504,577
Orchard Park Place South Metropolitan District, GO, 6.00%,12/01/54(b)		940	946,410
Palisade Metropolitan District No. 2, Refunding RB, Series B, 0.00%,12/15/54(b)		1,020	1,012,461
Security		Par (000)	Value
Colorado (continued)
Piney Lake Trails Metropolitan District No. 1, GO, Series A, 5.88%,12/01/55	USD	500	$ 508,177
Prairie Point Community Authority Board Special Improvement District No. 1, Special Assessment RB, 5.75%,12/01/45		415	426,202
Redtail Ridge Metropolitan District, GO, 0.00%,12/01/32(d)		3,999	2,610,646
Riverpark Metropolitan District/Arapahoe County, GO, 6.00%,12/01/42		500	519,133
Smith Metropolitan District No. 3, GO, Series A, 6.00%,12/01/55		500	507,148
Sojourn at Idlewild Metropolitan District, GO, Series A, 6.13%,12/01/55(b)		500	517,995
Southlands Metropolitan District No. 1, GO, Refunding, Series A-1, 5.00%,12/01/37		250	251,677
St. Vrain Lakes Metropolitan District No. 4, GO, Series A, 0.00%,09/20/54(b)		765	575,911
Waters’ Edge Metropolitan District No. 2, GO, 5.00%,12/01/51		560	535,168
Westcreek Metropolitan District No. 2, GO, Series A, 5.38%,12/01/48		500	500,665
			31,722,417
Connecticut — 0.6%
Connecticut State Health & Educational Facilities Authority
RB, 5.38%,07/01/54		775	755,540
RB, Series A, 5.00%,01/01/55(b)		570	491,999
Mohegan Tribal Finance Authority, RB, 7.00%,02/01/45(b)		2,430	2,450,426
Stamford Housing Authority
Refunding RB, Series A, 6.50%,10/01/55		375	393,033
Refunding RB, Series A, 6.25%,10/01/60		260	266,587
			4,357,585
Delaware — 0.2%
Affordable Housing Opportunities Trust, RB, Series AH- 01, Class B, 6.88%,05/01/39(b)		660	670,083
Town of Bridgeville
Special Tax Bonds, 5.25%,07/01/44(b)		100	101,698
Special Tax Bonds, 5.63%,07/01/53(b)		400	406,039
Town of Milton
Special Tax Bonds, 5.70%,09/01/44(b)		150	154,630
Special Tax Bonds, 5.95%,09/01/53(b)		300	305,494
			1,637,944
District of Columbia — 0.7%
District of Columbia HFA, RB, Series A-1, 4.80%,09/01/47		1,150	1,157,305
District of Columbia Tobacco Settlement Financing Corp.
RB, Series A, 0.00%,06/15/46(d)		625	139,888
RB, Series B, 0.00%,06/15/46(d)		12,600	2,382,887
RB, Series C, 0.00%,06/15/55(d)		17,300	1,572,757
			5,252,837
Florida — 14.1%
Acacia Fields Community Development District, Special Assessment RB, 5.70%,06/15/56		750	757,479
Alachua County Housing Finance Authority, RB, Series A, 6.30%,07/01/55(b)(c)		250	263,874
Angeline Community Development District, Special Assessment RB, 5.50%,05/01/45		415	428,786
Antillia Community Development District, Special Assessment RB, 5.88%,05/01/54		145	148,662

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: High Income Municipal Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Florida (continued)
Arbors Community Development District, Special Assessment RB, 5.50%,05/01/55(b)	USD	1,000	$ 1,011,611
Ave Maria Stewardship Community District, Special Assessment RB, 5.60%,05/01/56		300	301,504
Bella Collina Community Development District, Special Assessment RB, 5.30%,05/01/55		155	156,527
Bella Tara Community Development District
Special Assessment RB, 5.88%,05/01/45		290	306,762
Special Assessment RB, 6.13%,05/01/56		450	467,737
Bellehaven Community Development District, Special Assessment RB, 6.05%,05/01/55		500	518,179
Berry Bay II Community Development District, Special Assessment RB, 5.45%,05/01/54		225	222,666
Braddock Lakes Community Development District, Special Assessment RB, 5.75%,05/01/55		655	657,439
Brevard County Health Facilities Authority
Refunding RB, 4.00%,11/15/26(b)		475	473,837
Refunding RB, 4.00%,11/15/28(b)		510	504,002
Refunding RB, 4.00%,11/15/30(b)		555	540,314
Refunding RB, 4.00%,11/15/34(b)		650	614,869
Brightshore Community Development District, Special Assessment RB, 5.70%,05/01/57		800	802,423
Buckhead Trails Community Development District
Special Assessment RB, 5.60%,05/01/44		210	219,553
Special Assessment RB, Series 2022, 5.75%,05/01/52		210	216,211
Buckhead Trails II Community Development District
Special Assessment RB, 5.50%,05/01/46		100	102,315
Special Assessment RB, 5.80%,05/01/56		200	202,881
Capital Projects Finance Authority, RB, Series B-1, 9.00%,06/15/42(b)		115	115,260
Capital Region Community Development District, Special Assessment Refunding RB, Series A-2, 4.60%,05/01/31		340	344,039
Capital Trust Agency, Inc.
RB, 5.00%,01/01/55(b)		1,570	1,372,354
RB, 4.88%,06/15/56(b)		1,280	1,037,522
RB, 0.00%,07/01/61(b)(d)		7,255	665,123
RB, Series A, 5.00%,06/15/49(b)		100	92,773
RB, Series A, 5.75%,06/01/54(b)		420	379,498
RB, Series A, 5.00%,12/15/54		285	258,581
Capital Trust Authority
RB, 6.13%,07/01/55(b)		500	506,694
RB, Series A, 5.00%,07/01/44(b)		200	192,899
RB, Series A, 5.25%,07/01/54(b)		350	321,526
RB, Series A, 8.50%,07/01/57(b)		960	967,220
Refunding RB, Series A, 4.75%,06/15/40(b)		135	132,652
Refunding RB, Series A, 5.13%,06/15/50(b)		125	117,795
Refunding RB, Series A, 5.25%,06/15/59(b)		170	158,031
Celebration Pointe Community Development District No. 1, Special Assessment RB, 5.13%,05/01/45(f)(g)		235	188,000
Center Lake Ranch West Community Development District, Special Assessment RB, 5.60%,05/01/55(b)		200	202,176
City of Pompano Beach, Refunding RB, 4.00%,09/01/50		1,200	1,034,099
Coastal Ridge Community Development District
Special Assessment RB, 5.75%,05/01/45		600	631,848
Special Assessment RB, 6.00%,05/01/55		465	480,251
Connerton East Community Development District
Special Assessment RB, 5.25%,06/15/45		100	103,209
Special Assessment RB, 5.50%,06/15/55		170	171,919
Security		Par (000)	Value
Florida (continued)
Coral Creek Community Development District, Special Assessment RB, 5.75%,05/01/54	USD	125	$ 127,252
County of Lee Airport Revenue, RB, AMT, 5.25%,10/01/49		2,145	2,243,809
County of Miami-Dade Seaport Department, Refunding RB, AMT, Series A, 5.25%,10/01/52		460	471,174
County of Okaloosa, RB, 5.75%,05/15/60(b)		450	460,744
County of Osceola Transportation Revenue
Refunding RB, Series A-2, 0.00%,10/01/46(d)		935	341,840
Refunding RB, Series A-2, 0.00%,10/01/47(d)		900	306,030
Refunding RB, Series A-2, 0.00%,10/01/48(d)		635	201,862
Refunding RB, Series A-2, (AGM), 0.00%,10/01/52(d)		525	130,037
Crossings Community Development District, Special Assessment RB, 5.60%,05/01/54		110	111,064
Crosswinds East Community Development District, Special Assessment RB, 5.75%,05/01/54		105	107,295
Curiosity Creek Community Development District
Special Assessment RB, 5.40%,05/01/44(b)		85	87,330
Special Assessment RB, 5.70%,05/01/55(b)		140	140,869
Special Assessment RB, 5.88%,05/01/56(b)		600	605,685
Cypress Creek Reserve Community Development District
Special Assessment RB, 5.75%,05/01/45		200	211,856
Special Assessment RB, 6.00%,05/01/56		300	311,113
Darby Community Development District, Special Assessment RB, Series A-2, 5.88%,05/01/35		300	313,947
East Ridge Community Development District, Special Assessment RB, 5.65%,05/01/46		300	304,779
Enclave at Lake Geneva Community Development District, Special Assessment RB, 6.00%,05/01/56		400	405,108
Escambia County Health Facilities Authority
Refunding RB, (AGM), 4.00%,08/15/45		3,060	2,855,468
Refunding RB, (AGM), 3.00%,08/15/50		2,500	1,825,255
Firethorn Community Development District
Special Assessment RB, 5.30%,05/01/45		865	884,015
Special Assessment RB, 5.60%,05/01/55		200	201,028
Florida Development Finance Corp.
RB, 5.25%,06/01/55(b)		1,245	1,217,081
RB, Series A, 6.13%,06/15/44(b)		45	45,024
RB, Series A, 5.13%,06/15/55(b)		2,405	2,066,274
RB, Series C, 5.75%,12/15/56(b)		370	281,605
RB, AMT, 4.50%,07/01/32(b)		1,185	1,188,066
RB, AMT, Series A, 4.38%,10/01/54(b)(c)		680	689,956
RB, AMT, Series A, 12.00%,07/15/59(b)(c)(f)(g)		3,030	848,400
Refunding RB, Series A, 4.00%,06/01/46(b)		300	254,553
Refunding RB, Series A, 4.50%,12/15/56(b)		1,085	723,608
Refunding RB, AMT, 14.00%,07/15/32(b)(c)(f)(g)		3,630	1,016,400
Refunding RB, AMT, (AGM), 5.00%,07/01/44		4,860	4,809,228
Refunding RB, AMT, (AGM), 5.25%,07/01/47		500	497,824
Refunding RB, AMT, (AGM), 5.25%,07/01/53		1,850	1,830,711
Florida Local Government Finance Commission, RB, Series A, 6.88%,11/15/64(b)		1,200	1,283,502
Gardens at Hammock Beach Community Development District, Special Assessment RB, Series 2, 5.88%,05/01/55		415	424,642
Gas Worx Community Development District, Special Assessment RB, 5.75%,05/01/45(b)		450	471,532
Golden Gem Community Development District, Special Assessment RB, 6.00%,05/01/55		1,185	1,209,015
Grand Oaks Community Development District
Special Assessment RB, 4.25%,05/01/40		210	205,794

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: High Income Municipal Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Florida (continued)
Grand Oaks Community Development District
Special Assessment RB, 4.50%,05/01/52	USD	235	$ 216,288
Greater Orlando Aviation Authority, RB, AMT, 5.50%,11/01/36		800	862,266
Greenbriar Community Development District
Special Assessment RB, 5.65%,05/01/45		185	191,242
Special Assessment RB, 5.88%,05/01/54		220	223,190
Hammock Oaks Community Development District
Special Assessment RB, 5.85%,05/01/44		230	240,211
Special Assessment RB, 5.55%,05/01/45(b)		220	227,456
Special Assessment RB, 5.75%,05/01/55(b)		335	339,029
Harbor Bay Community Development District, Special Assessment Refunding RB, Series A-2, 3.70%,05/01/33		370	364,229
Harbor Reserve Community Development District, Special Assessment RB, 5.75%,05/01/56		800	801,778
Harvest Hills South Community Development District, Special Assessment RB, 5.45%,05/01/45		1,375	1,408,732
Highland Trails Community Development District, Special Assessment RB, 5.85%,05/01/56		300	302,509
Hillcrest Preserve Community Development District, Special Assessment RB, 5.30%,05/01/54(b)		270	265,624
Hillsborough County IDA, RB, 3.50%,08/01/55		1,575	1,230,052
Hobe-St. Lucie Conservancy District, Special Assessment RB, 5.88%,05/01/55		165	169,997
Horseshoe Creek Community Development District, Special Assessment RB, 5.75%,05/01/56		4,270	4,299,487
Ibis Landing Community Development District
Special Assessment RB, 5.70%,06/15/45		100	106,281
Special Assessment RB, 5.88%,06/15/55		125	129,573
Kings Creek I Community Development District, Special Assessment RB, 6.00%,05/01/55		430	441,877
Kissimmee Park Community Development District
Special Assessment RB, 5.88%,05/01/45		270	285,606
Special Assessment RB, 6.13%,05/01/56		225	233,868
Lake Flores Community Development District
Special Assessment RB, 5.45%,05/01/46		200	204,487
Special Assessment RB, 5.75%,05/01/56		200	202,736
Lakes of Sarasota Community Development District 2
Special Assessment RB, Series A, 5.50%,05/01/45		630	649,130
Special Assessment RB, Series A, 5.70%,05/01/55		765	771,561
Lakewood Ranch Stewardship District
Special Assessment RB, 3.25%,05/01/29		150	148,903
Special Assessment RB, 4.75%,05/01/29		180	183,723
Special Assessment RB, 4.40%,05/01/39		520	524,423
Special Assessment RB, 5.50%,05/01/40		335	366,200
Special Assessment RB, 5.30%,05/01/44		100	105,140
Special Assessment RB, 5.80%,05/01/45		405	439,061
Special Assessment RB, 5.45%,05/01/48		365	366,695
Special Assessment RB, 4.00%,05/01/50		180	155,111
Special Assessment RB, 5.55%,05/01/54		105	107,788
Special Assessment RB, 5.50%,05/01/55		760	778,167
Special Assessment RB, 6.00%,05/01/56		1,135	1,201,342
Laurel Road Community Development District, Special Assessment RB, 5.70%,05/01/56		1,500	1,501,400
Lee County IDA
RB, Series B-1, 4.75%,11/15/29		260	260,842
Refunding RB, 10/01/50(b)(e)		325	333,464
Lowery Hills Community Development District
Special Assessment RB, 5.63%,05/01/45(b)		160	164,319
Special Assessment RB, 5.85%,05/01/55(b)		220	222,178
Security		Par (000)	Value
Florida (continued)
LT Ranch Community Development District
Special Assessment RB, 5.50%,05/01/44	USD	205	$ 217,384
Special Assessment RB, 5.85%,05/01/54		150	156,168
LTC Ranch West Residential Community Development District, Special Assessment RB, 5.70%,05/01/44		115	119,080
Malabar Springs Community Development District
Special Assessment RB, 5.20%,05/01/44		145	147,910
Special Assessment RB, 5.50%,05/01/54		225	224,256
Marion Ranch Community Development District, Special Assessment RB, 5.95%,05/01/54		270	276,369
Mckendree Pointe Community Development District, Special Assessment RB, 6.00%,05/01/56		400	405,407
New Port Corners Community Development District, Special Assessment RB, 5.20%,06/15/45(b)		500	511,496
Newfield Community Development District, Special Assessment RB, 5.90%,05/01/56		805	827,998
Normandy Community Development District, Special Assessment RB, 5.55%,05/01/54(b)		415	405,603
North AR-1 Pasco Community Development District
Special Assessment RB, Series A, 5.75%,05/01/44		50	52,360
Special Assessment RB, Series A, 6.00%,05/01/54		55	56,540
Northlake Stewardship District, Special Assessment RB, 5.75%,05/01/56		200	201,123
Orange County Health Facilities Authority
RB, 5.00%,08/01/35		250	250,249
Refunding RB, Series A, 4.50%,10/01/56		5,000	4,935,971
Ormond Crossings West Community Development District
Special Assessment RB, 5.75%,11/01/47		400	405,144
Special Assessment RB, 6.00%,11/01/57		500	502,140
Palm Beach County Health Facilities Authority, RB, 5.75%,11/01/50		210	222,026
Palmetto Ridge Community Development District
Special Assessment RB, 5.45%,05/01/46		370	375,732
Special Assessment RB, 5.70%,05/01/55		430	433,036
Special Assessment RB, 5.80%,05/01/56		255	256,823
Parker Road Community Development District, Special Assessment Refunding RB, 3.38%,05/01/30		230	222,362
Parrish Lakes Community Development District, Special Assessment RB, 5.80%,05/01/54		380	385,154
Parrish Plantation Community Development District
Special Assessment RB, 5.80%,05/01/44		115	121,101
Special Assessment RB, 6.05%,05/01/54		225	232,874
Pinery Community Development District, Special Assessment RB, 5.88%,05/01/56		400	402,894
Pioneer Ranch Community Development District, Special Assessment RB, 5.30%,05/01/55		965	955,849
Poitras East Community Development District, Special Assessment RB, 5.00%,05/01/43		355	367,890
Portico Community Development District
Special Assessment RB, Series 2, 3.25%,05/01/31		85	82,078
Special Assessment RB, Series 2, 4.00%,05/01/50		420	364,564
Preserve at South Branch Community Development District, Special Assessment RB, 3.50%,11/01/30		170	170,221
Reflection Bay Community Development District
Special Assessment RB, 5.63%,05/01/45		125	130,588
Special Assessment RB, 5.88%,05/01/55		205	210,168
Rustic Oaks Community Development District, Special Assessment RB, 4.00%,05/01/52		385	320,915
Sandridge Community Development District, Special Assessment RB, Series A-1, 4.00%,05/01/51		130	114,518

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: High Income Municipal Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Florida (continued)
Seminole County IDA
Refunding RB, 5.25%,11/15/39	USD	500	$ 501,675
Refunding RB, 5.75%,11/15/54		595	579,735
Seminole Palms Community Development District, Special Assessment RB, 5.50%,05/01/55(b)		245	246,208
Shadowlawn Community Development District, Special Assessment RB, 5.85%,05/01/54		715	719,715
Solaeris Community Development District, Special Assessment RB, 6.00%,05/01/45(b)		720	758,392
South Broward Hospital District, RB, Series A, 3.00%,05/01/51		1,300	962,262
Southern Groves Community Development District No. 5, Special Assessment Refunding RB, 3.60%,05/01/34		365	349,890
St. Johns County IDA, Refunding RB, 4.00%,08/01/55		600	508,045
Starling Community Development District, Special Assessment RB, 5.60%,05/01/56(b)		555	553,651
Sugarloaf Community Development District
Special Assessment RB, 5.38%,12/15/46		100	102,240
Special Assessment RB, 5.63%,12/15/55		155	156,089
Sunrise Community Development District, Special Assessment RB, 5.88%,05/01/55(b)		600	597,508
Sunstone Community Development District, Special Assessment RB, 5.80%,05/01/56		200	200,810
Three Rivers Community Development District, Special Assessment RB, 5.75%,05/01/56		825	819,535
Tolomato Community Development District
Special Assessment RB, 4.80%,05/01/44		600	604,532
Special Assessment RB, 5.13%,05/01/54		605	605,041
Tradition Community Development District No. 9
Special Assessment RB, 5.40%,05/01/45		160	164,649
Special Assessment RB, 5.65%,05/01/56		225	227,533
Trout Creek Community Development District, Special Assessment RB, 5.00%,05/01/28		130	132,658
Village Community Development District No. 16, Special Assessment RB, 5.13%,05/01/56		1,200	1,207,384
Vivid Shores Community Development District, Special Assessment RB, 5.63%,05/01/56		400	404,140
Volusia County Educational Facility Authority, RB, 5.25%,06/01/49		705	721,356
West Villages Improvement District
Special Assessment RB, 4.75%,05/01/39		190	190,701
Special Assessment RB, 5.00%,05/01/50		290	290,216
Special Assessment RB, 5.63%,05/01/54		220	222,091
Westside Community Development District, Special Assessment Refunding RB, 3.75%,05/01/29(b)		500	501,391
Westside Haines City Community Development District, Special Assessment RB, 6.00%,05/01/54		165	169,937
Wildblue Community Development District, Special Assessment RB, 5.75%,05/01/56		200	202,997
Willow Creek II Community Development District, Special Assessment RB, 05/01/56(e)		100	100,355
Windward at Lakewood Ranch Community Development District, Special Assessment RB, 4.25%,05/01/52		405	350,885
			99,343,452
Georgia — 1.4%
Atlanta Development Authority (The)
TA, Series A-1, 5.00%,04/01/34(b)		470	483,019
TA, Series A-2, 5.50%,04/01/39(b)		720	740,967
City of Atlanta Department of Aviation, RB, AMT, Series B-1, 5.25%,07/01/50		1,500	1,577,509
Security		Par (000)	Value
Georgia (continued)
City of Atlanta Water & Wastewater Revenue, Refunding RB, 5.25%,11/01/56	USD	2,645	$ 2,855,404
Development Authority of Cobb County (The), RB, Series A, 6.38%,06/15/58(b)		145	145,102
East Point Business & IDA, RB, Series A, 5.25%,06/15/62(b)(f)(g)		150	90,000
Metropolitan Atlanta Rapid Transit Authority, RB, Series A, 5.00%,07/01/55		3,100	3,262,763
Municipal Electric Authority of Georgia, RB, Series A, 5.00%,07/01/52		645	658,728
			9,813,492
Idaho — 0.2%
Idaho Health Facilities Authority, Refunding RB, Series A, (AGM), 3.00%,03/01/51		710	513,285
Spring Valley Community Infrastructure District No. 1
GO, 4.05%,09/01/32		25	24,654
GO, 5.40%,09/01/50		510	513,937
			1,051,876
Illinois — 3.2%
Chicago Board of Education
GO, Series A, 5.88%,12/01/47		1,500	1,538,010
GO, Series A, 5.75%,12/01/50		5,450	5,549,043
GO, Series A, 6.25%,12/01/50		2,310	2,451,674
GO, Series D, 5.00%,12/01/46		1,620	1,534,962
GO, Series D, 5.00%,12/01/46		685	649,042
GO, Refunding, Series B, 6.00%,12/01/44		1,435	1,535,381
GO, Refunding, Series C, 5.00%,12/01/34		625	627,319
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 5.50%,12/01/59		1,850	1,973,354
City of Chicago, GO, Series A, 6.00%,01/01/50		1,640	1,727,665
County of Cook, RB, 6.50%,01/01/45		1,125	1,169,067
Illinois Finance Authority
Refunding RB, 5.25%,08/01/35(b)		300	305,253
Refunding RB, Series A, 5.38%,11/01/55		600	603,881
Illinois State Toll Highway Authority, RB, Series A, 4.00%,01/01/46		2,000	1,924,657
Metropolitan Pier & Exposition Authority, RB, 5.00%,06/15/57		660	661,766
Village of Lincolnwood Il, RB, Series B, 5.75%,12/01/43(b)		265	272,291
			22,523,365
Indiana — 0.7%
City of Valparaiso, Refunding RB, AMT, 4.50%,01/01/34(b)		100	103,315
Indiana Finance Authority
RB, Series A, 6.13%,10/15/45(b)		215	220,082
RB, Series A, 6.38%,10/15/55(b)		160	162,399
RB, AMT, Series A, 6.75%,05/01/39		640	712,836
Refunding RB, Series A, 5.25%,03/01/50		475	485,573
Refunding RB, Series A, 5.38%,03/01/55		555	567,067
Refunding RB, Series A-1, 5.00%,11/15/42		700	766,904
Refunding RB, Series A-1, 5.00%,11/15/43		1,000	1,089,803
Indianapolis Local Public Improvement Bond Bank, RB, Series E, 6.00%,03/01/53		400	418,105
Town of Whitestown, Refunding TA, 6.00%,09/01/50(b)		500	505,834
			5,031,918
Iowa — 0.4%
Iowa Finance Authority
Refunding RB, Series A, 5.13%,05/15/59		725	700,205

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: High Income Municipal Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Iowa (continued)
Iowa Finance Authority
Refunding RB, Series E, 4.00%,08/15/46	USD	570	$ 535,729
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, Series C, 3.50%,12/01/44		2,000	1,655,475
			2,891,409
Kansas — 0.0%
City of Manhattan, RB, Series A, 5.50%,06/01/55		200	204,460
Kentucky — 0.6%
City of Henderson, RB, AMT, 4.70%,01/01/52(b)		1,895	1,844,028
Kentucky Public Energy Authority, RB, Series C, 4.00%,02/01/50(c)		2,310	2,338,100
			4,182,128
Louisiana — 1.2%
Juban Crossing Community Development District, Special Assessment RB, Series A, 6.25%,06/01/54		715	747,420
Louisiana Public Facilities Authority
RB, 6.00%,06/15/59(b)		480	487,948
RB, Series A, 6.50%,06/01/62(b)		150	134,675
RB, AMT, 5.50%,09/01/59		465	476,663
RB, AMT, 5.75%,09/01/64		3,635	3,791,128
RB, AMT, 5.00%,09/01/66		1,000	983,054
RB, AMT, Series R-2, 6.50%,10/01/53(b)(c)		505	532,219
Parish of St. James, RB, Series 2, 6.35%,07/01/40(b)		950	1,030,199
			8,183,306
Maine — 0.4%
Finance Authority of Maine
RB, Series B, 9.50%,06/01/32		100	85,472
RB, AMT, 8.50%,06/01/35(f)(g)		860	447,612
RB, AMT, Series A, 8.50%,06/01/32		150	128,238
Refunding RB, AMT, 4.63%,12/01/47(b)(c)		400	417,893
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%,07/01/37(b)		2,100	2,001,767
			3,080,982
Maryland — 0.8%
City of Baltimore
RB, 4.88%,06/01/42		170	174,950
RB, 5.25%,06/01/55(b)		200	199,501
Refunding TA, Series A, 3.20%,06/01/30(b)		200	196,646
Refunding TA, Series A, 3.25%,06/01/31(b)		225	220,401
Refunding TA, Series A, 3.30%,06/01/32(b)		500	488,581
Refunding TA, Series A, 3.35%,06/01/33(b)		540	525,350
Refunding TA, Series A, 3.40%,06/01/34(b)		570	550,594
Refunding TA, Series A, 3.45%,06/01/35(b)		610	587,762
Maryland EDC, RB, AMT, Series B, 5.25%,06/30/47		570	579,827
Maryland Health & Higher Educational Facilities Authority, RB, 7.00%,03/01/55(b)		1,940	2,007,838
			5,531,450
Massachusetts — 0.9%
Commonwealth of Massachusetts, GO, Series B, 3.00%,04/01/49		2,100	1,640,061
Massachusetts Development Finance Agency
RB, 5.00%,01/01/48		1,000	1,000,148
RB, 5.00%,10/01/54		710	639,095
RB, Series A, 5.00%,01/01/47		500	499,765
Refunding RB, 5.25%,07/01/52		1,050	1,061,034
Refunding RB, 5.00%,10/01/57(b)		500	496,314
Massachusetts HFA
Refunding RB, AMT, Series A, 4.45%,12/01/42		310	306,574
Refunding RB, AMT, Series A, 4.50%,12/01/47		490	456,874
			6,099,865
Security		Par (000)	Value
Michigan — 0.0%
Michigan Strategic Fund, RB, 5.00%,11/15/42	USD	210	$ 210,185
Minnesota — 0.7%
City of Deephaven, Refunding RB, Series A, 5.25%,07/01/37		605	605,427
City of Forest Lake, Refunding RB, 5.00%,07/01/56		2,140	1,818,423
Duluth EDA, Refunding RB, Series A, 5.25%,02/15/58		1,500	1,511,767
Housing & Redevelopment Authority of the City of St. Paul, RB, Series A, 5.50%,07/01/38(b)		240	241,111
Minnesota HFA, RB, Series M, (GNMA/FNMA/FHLMC COL), 6.00%,01/01/53		480	508,109
			4,684,837
Missouri — 0.3%
City of St. Louis IDA (The)
Refunding RB, Series A, 4.38%,11/15/35		215	203,490
Refunding RB, Series A, 5.75%,06/15/54		585	596,949
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 4.00%,01/01/45		1,150	1,117,815
Kansas City IDA
RB, Series A-1, 5.00%,06/01/46(b)		290	295,200
RB, Series A-1, 5.00%,06/01/54(b)		185	185,064
			2,398,518
Montana — 0.3%
City of Forsyth, Refunding RB, AMT, Series B, 4.00%,03/01/31		1,200	1,191,412
Montana Facility Finance Authority, RB, Series A, 11/15/56(e)		820	831,741
			2,023,153
Nebraska — 0.2%
Douglas County Hospital Authority No. 3, Refunding RB, 5.00%,11/01/45		270	270,153
Nebraska Investment Finance Authority, RB, Series G, (GNMA/FNMA/FHLMC), 4.70%,09/01/51		1,200	1,198,344
			1,468,497
Nevada — 0.1%
City of Las Vegas Special Improvement District No. 613
Special Assessment RB, 5.25%,12/01/47		110	112,041
Special Assessment RB, 5.50%,12/01/53		100	102,374
Tahoe-Douglas Visitors Authority
RB, 5.00%,07/01/40		215	221,546
RB, 5.00%,07/01/45		280	285,120
			721,081
New Hampshire — 2.0%
New Hampshire Business Finance Authority
RB, 5.95%,12/01/31(b)		305	305,115
RB, 0.00%,04/01/32(b)(d)		550	381,001
RB, 0.00%,12/15/33(b)(d)		3,850	2,251,952
RB, 5.88%,12/15/33(b)		1,039	1,038,897
RB, 5.25%,12/01/35(b)		2,067	2,066,834
RB, 5.38%,12/15/35(b)		1,309	1,309,218
RB, 0.00%,12/15/41(d)		3,205	1,216,260
RB, Series 1, 5.13%,01/28/43(c)		1,055	1,067,495
RB, Series 2024-1, Class A, 4.25%,07/20/41		608	610,207
RB, Series 2025-1, Class B, 5.75%,04/28/42		770	794,244
RB, Series A, 4.13%,08/15/40		320	296,824
RB, Series A, 4.25%,08/15/46		365	325,906
RB, Series A, 4.50%,08/15/55		755	645,259
RB, Series B-1, 5.15%,09/28/37		1,450	1,454,758
			13,763,970

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: High Income Municipal Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
New Jersey — 1.7%
Middlesex County Improvement Authority
RB, 5.95%,06/01/61(b)	USD	1,400	$ 1,455,143
RB, Series II, 7.13%,06/01/61(b)		1,500	1,551,178
New Jersey EDA
RB, Series A, 5.25%,11/01/54(b)		945	836,347
RB, Series B, 6.50%,04/01/31		55	55,122
Refunding RB, Series A, 6.00%,08/01/49(b)		250	250,063
New Jersey Health Care Facilities Financing Authority, RB, 4.00%,07/01/51		1,065	1,017,128
New Jersey Higher Education Student Assistance Authority
Refunding RB, AMT, Series C, 4.25%,12/01/50		1,540	1,349,881
Refunding RB, AMT, Sub-Series C, 3.63%,12/01/49		820	653,722
New Jersey Transportation Trust Fund Authority
RB, Series AA, 4.00%,06/15/45		3,000	2,907,742
RB, Series BB, 3.00%,06/15/50		2,000	1,513,439
			11,589,765
New Mexico — 0.0%
Mesa Del Sol Public Improvement District No. 1, RB, Series A, 10/01/55(b)(e)		100	101,323
New York — 6.7%
Build NYC Resource Corp.
RB, Series A, 6.13%,07/01/43		385	409,463
RB, Series A, 6.38%,07/01/53		705	733,363
RB, Series A, 5.50%,06/01/56(b)		200	200,545
RB, Series A, 7.00%,12/15/65(b)		820	834,139
Refunding RB, AMT, 5.00%,01/01/35(b)		385	385,560
County of Cattaraugus, RB, 5.00%,05/01/44		195	195,102
Hempstead Town Local Development Corp., RB, 5.00%,07/01/44		500	500,106
Monroe County IDC, RB, Series A, 4.00%,07/01/50		2,150	1,998,009
New York City Housing Development Corp., RB, Series C-1, 4.20%,11/01/44		1,000	986,943
New York City Transitional Finance Authority Future Tax Secured Revenue
RB, Series B, 5.25%,05/01/55		5,000	5,312,875
RB, Series F-1, 5.00%,02/01/53		700	732,506
New York Counties Tobacco Trust IV, Refunding RB, Series A, 5.00%,06/01/42		915	768,551
New York Counties Tobacco Trust VI, Refunding RB, Series 2B, 5.00%,06/01/51		1,835	1,354,702
New York Liberty Development Corp.
Refunding RB, Series 2, 5.38%,11/15/40(b)		400	400,320
Refunding RB, Series A, 3.00%,11/15/51		650	473,977
New York State Dormitory Authority
RB, Series A, 4.00%,07/01/50		2,100	1,899,181
Refunding RB, Series A, 3.00%,03/15/51		800	599,142
New York State Thruway Authority
RB, Series N, 3.00%,01/01/49		1,275	984,839
Refunding RB, Series A, 4.00%,03/15/49		3,690	3,466,713
Refunding RB, Series A-1, 4.00%,03/15/53		1,900	1,739,050
Refunding RB, Series B, 4.00%,01/01/45		1,190	1,161,932
New York Transportation Development Corp.
RB, AMT, 5.63%,04/01/40		500	534,200
RB, AMT, 6.00%,06/30/50		1,095	1,191,659
RB, AMT, 4.00%,04/30/53		1,240	1,118,289
RB, AMT, 6.00%,06/30/54		5,000	5,240,333
RB, AMT, 6.00%,06/30/55		2,000	2,139,286
RB, AMT, (AGM), 5.13%,06/30/60		1,185	1,197,355
Refunding RB, AMT, 5.38%,08/01/36		865	902,600
Refunding RB, AMT, Series A, 5.25%,12/31/54		540	558,936
Security		Par (000)	Value
New York (continued)
Suffolk Regional Off-Track Betting Corp.
RB, 5.75%,12/01/44	USD	700	$ 722,162
RB, 6.00%,12/01/53		1,000	1,025,265
Triborough Bridge & Tunnel Authority
RB, Series A, 4.00%,11/15/52		1,995	1,865,477
RB, Series A-1, 4.00%,11/15/54		1,900	1,744,976
Refunding RB, Series A, 4.00%,05/15/51		1,200	1,120,878
Ulster County Capital Resource Corp., RB, 5.88%,09/15/59(b)		600	609,673
Westchester County Local Development Corp.
RB, Series A, 6.38%,12/01/55(b)		300	314,141
Refunding RB, 5.00%,07/01/41(b)		510	516,240
Refunding RB, 5.00%,07/01/56(b)		560	517,805
Westchester Tobacco Asset Securitization Corp.
Refunding RB, Sub-Series C, 4.00%,06/01/42		670	558,136
Refunding RB, Sub-Series C, 5.13%,06/01/51		500	440,035
			47,454,464
North Carolina — 0.9%
North Carolina HFA, RB, (GNMA/FNMA/FHLMC), 6.00%,07/01/53		615	650,277
North Carolina Medical Care Commission
RB, Series A, 5.25%,11/01/56		1,500	1,526,532
Refunding RB, Series A, 5.25%,01/01/41		230	229,981
North Carolina Turnpike Authority
RB, 5.00%,01/01/49		3,000	3,047,723
RB, Series A, (AGM), 5.00%,01/01/58		985	1,009,237
			6,463,750
North Dakota — 0.1%
City of Grand Forks, RB, Series A, (AGM), 5.00%,12/01/53		350	357,114
Ohio — 2.1%
Buckeye Tobacco Settlement Financing Authority
Refunding RB, Series B-2, 5.00%,06/01/55		1,580	1,236,907
Refunding RB, Series B-3, 0.00%,06/01/57(d)		57,760	3,912,275
Cleveland-Cuyahoga County Port Authority
Refunding RB, Series A, 5.38%,01/01/39(b)		145	148,188
Refunding RB, Series A, 5.88%,01/01/49(b)		330	332,855
County of Franklin, RB, Series B, 4.00%,07/01/45		850	765,236
County of Hamilton
Refunding RB, 5.00%,01/01/46		190	190,010
Refunding RB, 4.00%,08/15/50		915	823,110
County of Hardin
Refunding RB, 5.00%,05/01/30		140	139,835
Refunding RB, 5.25%,05/01/40		145	140,773
Refunding RB, 5.50%,05/01/50		670	619,939
Hickory Chase Community Authority, Refunding RB, 5.00%,12/01/40(b)		735	757,414
Ohio Air Quality Development Authority, RB, AMT, 4.50%,01/15/48(b)		4,715	4,570,085
Port of Greater Cincinnati Development Authority, Refunding RB, Series B, 5.00%,12/01/63		1,150	1,165,016
			14,801,643
Oklahoma — 0.9%
Oklahoma Development Finance Authority, RB, 7.25%,09/01/51(b)		3,290	3,345,939
Tulsa County Industrial Authority, Refunding RB, 5.25%,11/15/45		965	970,642
Tulsa Municipal Airport Trust Trustees, Refunding RB, AMT, 6.25%,12/01/40		1,755	1,947,016
			6,263,597

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: High Income Municipal Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oregon — 1.3%
Clackamas County Hospital Facility Authority, Refunding RB, Series A, 5.25%,11/15/50	USD	200	$ 200,200
Clackamas County School District No. 12 North Clackamas
GO, Series A, (School Bond Guaranty), 0.00%,06/15/38(d)		30	17,918
GO, Series A, (School Bond Guaranty), 0.00%,06/15/38(d)		245	144,556
Oregon Health & Science University, Refunding RB, Series A, 3.00%,07/01/51		700	507,241
Oregon State Facilities Authority, RB, Series A, 5.25%,06/15/55(b)		305	280,196
Port of Morrow, GO, Series A, 5.15%,10/01/26(b)		3,515	3,515,520
Salem Hospital Facility Authority, Refunding RB, Series A, 4.00%,05/15/49		5,000	4,517,942
			9,183,573
Pennsylvania — 3.5%
Allegheny Community Broadband, Inc.
RB, 7.75%,09/01/45(b)		160	161,124
RB, 8.00%,09/01/51(b)		185	183,801
Allentown Neighborhood Improvement Zone Development Authority
RB, Series A, 5.25%,05/01/32(b)		100	103,092
RB, Series A, 5.25%,05/01/42(b)		100	103,988
Beaver County IDA, Refunding RB, Series B, 3.75%,10/01/47		2,380	2,062,938
Chester County Health & Education Facilities Authority, Refunding RB, 5.25%,06/01/55		580	595,179
Doylestown Hospital Authority
Refunding RB, 5.00%,07/01/31(b)		125	131,842
Refunding RB, 5.38%,07/01/39(b)		290	317,402
Geisinger Authority, Refunding RB, Series A-1, 4.00%,02/15/47		6,130	5,557,984
Montgomery County Higher Education & Health Authority, Refunding RB, 4.00%,09/01/49		1,135	1,012,010
Montgomery County IDA, RB, Series C, 5.00%,11/15/45		875	891,790
Pennsylvania Economic Development Financing Authority
RB, 6.88%,09/01/47(b)		2,320	2,568,448
RB, AMT, 5.75%,06/30/48		490	517,625
RB, AMT, 5.25%,06/30/53		2,170	2,208,905
Refunding RB, Series B, 5.25%,12/01/38(c)		455	455,509
Refunding RB, Series C, 5.25%,12/01/37(c)		795	795,885
Refunding RB, AMT, 5.50%,11/01/44		500	500,476
Pennsylvania HFA, RB, Series A, 4.90%,10/01/50		2,350	2,370,783
Pennsylvania Higher Education Assistance Agency
RB, AMT, Series 1A, 4.75%,06/01/46		690	679,771
RB, AMT, Series B, 3.00%,06/01/47		1,010	730,081
RB, AMT, Sub-Series 1C, 5.00%,06/01/51		165	160,373
Philadelphia Authority for Industrial Development
RB, 5.25%,11/01/52		235	242,198
RB, Series A, 4.00%,07/01/49		2,000	1,856,434
School District of Philadelphia (The), GO, Series A, 5.50%,09/01/48		265	285,962
			24,493,600
Puerto Rico — 8.0%
Children’s Trust Fund, RB, Series A, 0.00%,05/15/57(d)		17,040	770,208
Commonwealth of Puerto Rico
GO, Series A, 0.00%,07/01/33(d)		537	393,678
GO, Series A-1, 5.63%,07/01/29		1,049	1,109,908
GO, Series A-1, 5.75%,07/01/31		440	480,449
Security		Par (000)	Value
Puerto Rico (continued)
Commonwealth of Puerto Rico
GO, Series A-1, 4.00%,07/01/33	USD	418	$ 422,903
GO, Series A-1, 4.00%,07/01/35		375	378,419
GO, Series A-1, 4.00%,07/01/41		94	91,437
GO, Series A-1, 4.00%,07/01/46		3,955	3,623,105
GO, Sub-Series CW, 0.00%,11/01/43(c)(f)(g)		1,045	751,219
GO, Sub-Series CW/HTA-98, 0.00%,11/01/51(c)(f)(g)		1,113	489,855
GO, Sub-Series CW/HTA-GDB, 0.00%,11/01/51(c)(f)(g)		17,593	5,937,637
GO, Sub-Series CW/PRIFA, 0.00%,11/01/51(c)(f)(g)		24,774	16,195,991
Puerto Rico Electric Power Authority
RB, Series A, 5.00%,07/01/29(f)(g)		385	294,525
RB, Series A, 7.00%,07/01/33(f)(g)		1,795	1,377,662
RB, Series A, 6.75%,07/01/36(f)(g)		775	594,812
RB, Series A, 5.00%,07/01/42(f)(g)		325	248,625
RB, Series A, 7.00%,07/01/43(f)(g)		175	134,313
RB, Series A-1, 10.00%,07/01/19(f)(g)		42	32,558
RB, Series A-2, 10.00%,07/01/19(f)(g)		212	164,256
RB, Series A-3, 10.00%,07/01/19(f)(g)		177	137,189
RB, Series B-3, 10.00%,07/01/19(f)(g)		177	137,189
RB, Series C-1, 5.40%,01/01/18(f)(g)		486	372,055
RB, Series C-2, 5.40%,07/01/18(f)(g)		486	372,116
RB, Series C-3, 5.40%,01/01/20(f)(g)		49	37,615
RB, Series C-4, 5.40%,07/01/20(f)(g)		49	37,615
RB, Series CCC, 5.25%,07/01/26(f)(g)		125	95,625
RB, Series CCC, 5.25%,07/01/28(f)(g)		70	53,550
RB, Series D-1, 7.50%,01/01/20(f)(g)		426	322,390
RB, Series D-2, 7.50%,01/01/20(f)(g)		840	636,563
RB, Series D-4, 7.50%,07/01/20(f)(g)		145	109,834
RB, Series TT, 5.00%,07/01/18(f)(g)		160	122,400
RB, Series TT, 5.00%,07/01/26(f)(g)		1,040	795,600
RB, Series TT, 5.00%,07/01/32(f)(g)		395	302,175
RB, Series WW, 5.50%,07/01/17(f)(g)		1,035	791,775
RB, Series WW, 5.50%,07/01/18(f)(g)		95	72,675
RB, Series WW, 5.50%,07/01/19(f)(g)		70	53,550
RB, Series WW, 5.38%,07/01/22(f)(g)		940	719,100
RB, Series WW, 5.38%,07/01/24(f)(g)		65	49,725
RB, Series WW, 5.00%,07/01/28(f)(g)		165	126,225
RB, Series WW, 5.25%,07/01/33(f)(g)		75	57,375
RB, Series WW, 5.50%,07/01/38(f)(g)		220	168,300
RB, Series XX, 5.25%,07/01/26(f)(g)		655	501,075
RB, Series XX, 5.25%,07/01/35(f)(g)		30	22,950
RB, Series XX, 5.75%,07/01/36(f)(g)		600	459,000
RB, Series YY, 6.13%,07/01/40(f)(g)		445	340,425
Refunding RB, Series AAA, 5.25%,07/01/22(f)(g)		160	122,400
Refunding RB, Series AAA, 5.25%,07/01/29(f)(g)		40	30,600
Refunding RB, Series DDD, 5.00%,07/01/19(f)(g)		895	684,675
Refunding RB, Series UU, 0.00%,07/01/17(c)(f)(g)		30	22,950
Refunding RB, Series UU, 0.00%,07/01/18(c)(f)(g)		30	22,950
Refunding RB, Series UU, 0.00%,07/01/20(c)(f)(g)		250	191,250
Refunding RB, Series UU, 3.95%,07/01/31(c)(f)(g)		300	229,500
Refunding RB, Series ZZ, 5.00%,07/01/17(f)(g)		70	53,550
Refunding RB, Series ZZ, 5.25%,07/01/19(f)(g)		235	179,775
Refunding RB, Series ZZ, 5.25%,07/01/23(f)(g)		930	711,450
Refunding RB, Series ZZ, 5.00%,07/01/28(f)(g)		75	57,375
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
RB, AMT, Series A-1, 6.75%,01/01/45		165	189,040
RB, AMT, Series A-2, 6.50%,01/01/42		110	125,134
RB, AMT, Series A-2, 6.75%,01/01/45		165	189,040

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: High Income Municipal Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
RB, Series A-1, 0.00%,07/01/33(d)	USD	496	$ 393,606
RB, Series A-1, 4.75%,07/01/53		5,000	4,936,104
RB, Series A-1, 5.00%,07/01/58		7,055	7,043,553
RB, Series A-2, 4.54%,07/01/53		317	301,863
RB, Series A-2, 4.78%,07/01/58		500	489,079
RB, Series B-1, 0.00%,07/01/46(d)		477	178,312
			56,537,857
Rhode Island — 0.0%
Tobacco Settlement Financing Corp., RB, Series A, 0.00%,06/01/52(d)		1,715	238,649
South Carolina — 0.6%
Patriots Energy Group Financing Agency, RB, Series A-1, 5.25%,10/01/54(c)		1,880	2,017,211
South Carolina Jobs EDA
RB, 6.75%,12/01/60(b)		1,315	1,324,635
RB, 7.50%,08/15/62(b)		325	296,408
RB, Series A, 5.63%,10/01/60		320	323,088
South Carolina Public Service Authority, Refunding RB, Series B, 4.00%,12/01/56		200	178,130
			4,139,472
Tennessee — 1.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 4.00%,10/01/49		220	185,596
Metropolitan Government Nashville & Davidson County IDB, Special Assessment RB, 0.00%,06/01/43(b)(d)		610	285,434
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series A, (AGM), 5.25%,07/01/56		700	736,785
Metropolitan Government of Nashville & Davidson County, GO, Refunding, Series B, 5.00%,01/01/37		1,200	1,381,977
Metropolitan Nashville Airport Authority (The)
RB, AMT, Series B, 5.25%,07/01/56		1,100	1,145,389
RB, AMT, Series B, 5.50%,07/01/56		1,800	1,916,944
Tennergy Corp., RB, Series A, 5.50%,10/01/53(c)		2,320	2,472,438
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%,05/01/52(c)		1,750	1,849,635
			9,974,198
Texas — 8.5%
Angelina & Neches River Authority, RB, AMT, Series A, 7.50%,12/01/45(b)(f)(g)		510	25,500
Arlington Higher Education Finance Corp.
RB, 5.63%,08/15/54(b)(f)(g)		1,305	783,000
RB, 7.88%,11/01/62(b)(f)(g)		280	168,000
Beaumont Housing Authority, RB, Series A, 6.50%,07/01/55(b)		345	347,331
Bonham ISD, GO, (Permanent School Fund GTD), 4.00%,02/15/53		790	722,100
City of Anna
Special Assessment RB, 5.20%,09/15/45		1,000	1,023,286
Special Assessment RB, 5.75%,09/15/54(b)		315	321,761
Special Assessment RB, 5.50%,09/15/55		200	203,682
Special Assessment RB, 5.70%,09/15/56(b)		300	303,246
City of Bastrop
Special Assessment RB, 5.38%,09/01/45(b)		110	113,268
Special Assessment RB, 5.63%,09/01/55(b)		220	224,087
City of Buda
Special Assessment RB, 6.00%,09/01/55(b)		345	347,174
Special Assessment RB, 6.75%,09/01/55(b)		685	689,161
Security		Par (000)	Value
Texas (continued)
City of Celina
Special Assessment RB, 5.38%,09/01/45(b)	USD	110	$ 111,240
Special Assessment RB, 5.50%,09/01/45(b)		100	102,364
Special Assessment RB, 5.63%,09/01/55(b)		110	110,710
Special Assessment RB, 5.63%,09/01/55(b)		190	190,475
City of Corpus Christi
Special Assessment RB, 5.38%,09/15/31		100	103,517
Special Assessment RB, 6.13%,09/15/44		152	156,427
Special Assessment RB, 6.50%,09/15/54		227	230,320
City of Crandall
Special Assessment RB, 5.25%,09/15/45(b)		100	101,619
Special Assessment RB, 5.25%,09/15/45(b)		1,000	1,018,375
Special Assessment RB, 5.50%,09/15/55(b)		225	226,872
Special Assessment RB, 5.63%,09/15/55(b)		300	302,372
City of Ennis
Special Assessment RB, 5.25%,09/15/45(b)		100	102,630
Special Assessment RB, 5.50%,09/15/55(b)		200	203,441
City of Fate, Special Assessment RB, 5.75%,08/15/54(b)		100	102,492
City of Friendswood, Special Assessment RB, 7.00%,09/15/54		657	668,063
City of Houston Airport System Revenue
RB, AMT, Series A, 4.00%,07/01/41		700	661,243
RB, AMT, Series B, 5.50%,07/15/39		410	437,962
Refunding RB, AMT, 5.00%,07/01/29		1,300	1,301,560
Refunding RB, AMT, Series C, 5.00%,07/15/27		1,410	1,431,716
Refunding RB, AMT, Sub-Series A, 4.00%,07/01/41		3,590	3,490,734
City of Houston Hotel Occupancy Tax & Special Revenue, Refunding RB, Series C, (AGM), 0.00%,09/01/49(d)		3,500	1,111,755
City of Kyle, Special Assessment RB, 5.63%,09/01/51		150	151,495
City of Lavon
Special Assessment RB, 5.50%,09/15/54(b)		750	760,654
Special Assessment RB, 5.75%,09/15/55		300	304,271
Special Assessment RB, 6.38%,09/15/55		300	302,787
City of Oak Point
Special Assessment RB, 5.25%,09/15/54(b)		305	300,675
Special Assessment RB, 5.88%,09/15/56		200	201,358
City of Pilot Point
Special Assessment RB, 6.00%,09/15/46		200	203,832
Special Assessment RB, 6.75%,09/15/46		150	152,770
Special Assessment RB, 6.25%,09/15/56		355	358,735
Special Assessment RB, 7.00%,09/15/56		100	101,013
City of Princeton
Special Assessment RB, 4.38%,09/01/31(b)		50	50,344
Special Assessment RB, 5.00%,09/01/44(b)		100	101,854
Special Assessment RB, 5.13%,09/01/44(b)		100	101,553
Special Assessment RB, 5.38%,09/01/45(b)		95	97,188
Special Assessment RB, 5.38%,09/01/45(b)		110	111,475
Special Assessment RB, 5.25%,09/01/54(b)		150	150,562
Special Assessment RB, 5.38%,09/01/54(b)		172	173,496
Special Assessment RB, 5.63%,09/01/55(b)		155	157,602
Special Assessment RB, 5.63%,09/01/55(b)		150	151,895
Special Assessment RB, 5.63%,09/01/55(b)		300	304,502
Special Assessment RB, 09/01/56(b)(e)		900	903,811
City of Royse City, Special Assessment RB, 09/15/56(b)(e)		100	100,349
City of San Antonio Airport System, RB, AMT, 5.00%,07/01/45		500	500,172
City of Seagoville, Special Assessment RB, 6.00%,09/15/54(b)		245	253,399

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: High Income Municipal Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Texas (continued)
City of Terrell, Special Assessment RB, 7.00%,09/15/55(b)	USD	950	$ 981,126
Cleveland ISD, GO, Series A, (Permanent School Fund GTD), 4.00%,02/15/52		1,385	1,258,831
Clifton Higher Education Finance Corp., RB, Series A, 6.00%,06/15/54(b)		200	194,626
Club Municipal Management District No. 1, Special Assessment RB, 5.38%,09/01/55(b)		180	180,514
County of Denton, Special Assessment RB, 5.88%,12/31/45(b)		440	460,810
County of Hays, Special Assessment Refunding RB, 5.63%,09/15/45(b)		200	205,807
County of Medina, Special Assessment RB, 5.75%,09/01/56		200	201,999
Del Valle ISD, GO, (Permanent School Fund GTD), 4.00%,06/15/47		1,335	1,260,736
Fort Bend County IDC, RB, Series B, 4.75%,11/01/42		1,465	1,465,396
Harris County Cultural Education Facilities Finance Corp., RB, 3.00%,10/01/51		515	377,612
Lower Colorado River Authority, Refunding RB, 5.25%,05/15/56		1,600	1,685,423
Mesquite ISD, GO, Refunding, (Permanent School Fund GTD), 5.25%,08/15/52		1,200	1,291,859
Midland ISD, GO, (Permanent School Fund GTD), 4.00%,02/15/54		1,600	1,473,626
Montgomery ISD, GO, (Permanent School Fund GTD), 4.00%,02/15/53		2,000	1,845,501
New Hope Cultural Education Facilities Finance Corp.
RB, Series A, 5.00%,08/15/51(b)		250	234,918
RB, Series A, 6.75%,10/01/52		800	830,262
RB, Series A, 5.00%,01/01/55		200	174,098
Refunding RB, 5.38%,01/01/55		300	306,855
New Hope Higher Education Finance Corp., RB, Series A, 5.75%,06/15/51(b)		1,175	890,957
Port Arthur Housing Authority, RB, Series A, 7.50%,10/01/36(b)		455	446,412
Port of Beaumont IDA, RB, 4.10%,01/01/28(b)		1,800	1,649,055
Port of Beaumont Navigation District
Refunding RB, Series B, 10.00%,07/01/26(b)		850	850,000
Refunding RB, AMT, Series A, 3.63%,01/01/35(b)		595	545,765
Refunding RB, AMT, Series A, 4.00%,01/01/50(b)		2,600	2,049,768
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 5.00%,11/15/55		615	635,590
Texas Community Housing & EDC, RB, Series A-1, 6.25%,01/01/65(b)		1,350	1,284,731
Texas Private Activity Bond Surface Transportation Corp.
RB, AMT, 5.00%,06/30/58		5,315	5,240,508
RB, AMT, 5.50%,12/31/58		1,550	1,614,847
Texas Transportation Commission State Highway 249 System, RB, 0.00%,08/01/42(d)		655	304,274
Texas Transportation Finance Corp., Refunding RB, Series A, 5.25%,10/01/55		500	533,132
Texas Water Development Board
RB, 4.00%,10/15/45		795	780,446
RB, Series A, 4.25%,10/15/51		2,500	2,426,279
Thrall ISD, GO, (Permanent School Fund GTD), 4.00%,02/15/52		1,100	999,793
Waller Consolidated ISD, GO, Series A, (Permanent School Fund GTD), 4.00%,02/15/53		1,500	1,379,757
			59,494,588
Security		Par (000)	Value
Utah — 1.5%
Arrowhead Springs Public Infrastructure District, GO, 6.00%,03/01/56(b)	USD	1,797	$ 1,824,447
MIDA Mountain Veterans Program Public Infrastructure District, TA, 5.20%,06/01/54(b)		800	801,417
Mida Mountain Village Public Infrastructure District
TA, Series 1, 5.50%,06/01/50(b)		300	308,225
TA, Series 1, 5.13%,06/15/54(b)		710	717,723
TA, Series 2, 5.75%,06/15/44(b)		500	523,819
Resort Core Public Infrastructure District No. 1, GO, Series A-2, 0.00%,03/01/57		1,600	1,245,448
Ridges Estates Infrastructure Financing District, Special Assessment RB, 6.25%,12/01/53(b)		1,415	1,472,932
SkyRidge Pegasus Infrastructure Financing District, Special Assessment RB, 5.25%,12/01/44(b)		1,140	1,151,123
Utah Charter School Finance Authority
RB, Series A, 5.00%,06/15/52(b)		285	241,180
Refunding RB, 5.00%,10/15/44		1,615	1,615,149
Refunding RB, 5.00%,06/15/55(b)		230	206,549
Utah City West Public Infrastructure District No. 1, Special Assessment RB, 5.88%,12/01/55(b)		300	308,064
Utah Infrastructure Agency
RB, 5.50%,10/15/44		120	128,111
RB, 5.50%,10/15/48		115	119,392
Wood Ranch Public Infrastructure District, Special Assessment RB, 5.63%,12/01/53(b)		115	116,805
			10,780,384
Vermont — 0.3%
East Central Vermont Telecommunications District
RB, Series A, 4.75%,12/01/40(b)		695	651,279
RB, Series A, 4.50%,12/01/44(b)		705	608,736
RB, Series A, 6.88%,12/01/46(b)		785	843,219
			2,103,234
Virginia — 0.5%
Ballston Quarter Community Development Authority
TA, Series A, 5.50%,03/01/46		1,253	1,259,195
TA, Series A, 0.00%,03/01/59		220	206,395
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%,07/01/55		285	259,789
James City County EDA, RB, Series A, 6.88%,12/01/58		345	378,270
Lower Magnolia Green Community Development Authority
Special Assessment RB, 5.00%,03/01/35(b)		215	215,072
Special Assessment RB, 5.00%,03/01/45(b)		85	85,003
Norfolk Redevelopment & Housing Authority, RB, Series A, 5.00%,01/01/49		365	352,530
Virginia Beach Development Authority
RB, Series A, 7.00%,09/01/53		360	396,636
RB, Series B-3, 5.38%,09/01/29		235	235,677
			3,388,567
Washington — 1.0%
Washington Economic Development Finance Authority, RB, AMT, 5.88%,12/01/45(c)		1,000	1,022,612
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.50%,09/01/55		800	850,430
Washington State Housing Finance Commission
RB, 6.00%,07/01/59(b)		100	103,093
RB, Series A, 5.75%,01/01/53(b)		200	199,844
RB, Series A, 5.88%,01/01/59(b)		160	160,192
RB, Series A-1, 7.00%,05/01/66		885	918,846
RB, Series B-2, 3.95%,07/01/29(b)		580	580,095

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: High Income Municipal Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Washington (continued)
Washington State Housing Finance Commission
Refunding RB, 5.00%,01/01/43(b)	USD	935	$ 918,842
Refunding RB, 6.00%,01/01/45(b)		210	210,041
Refunding RB, Series A, 5.00%,07/01/48		190	194,251
Refunding RB, Series A, 6.25%,01/01/56		1,600	1,660,218
			6,818,464
West Virginia — 0.2%
City of Martinsburg, RB, Series A-1, 4.63%,12/01/43		430	430,911
Morgantown Utility Board, Inc., RB, Series B, 4.00%,12/01/48		1,215	1,149,101
			1,580,012
Wisconsin — 6.3%
Public Finance Authority
RB, 6.25%,10/01/31(b)(f)(g)		195	19,500
RB, 0.00%,12/15/32(b)(d)		1,206	806,766
RB, 5.75%,12/15/33(b)		3,008	3,010,054
RB, 0.00%,12/15/38(b)(d)		696	328,757
RB, 0.00%,12/15/40(b)(d)		900	356,694
RB, 5.00%,06/15/41(b)		210	190,825
RB, 0.00%,12/15/42(b)(d)		1,520	482,004
RB, 7.00%,10/01/47(b)(f)(g)		195	19,500
RB, 12/01/50(b)(e)		300	310,329
RB, 5.75%,12/01/54(b)		2,300	2,310,970
RB, 5.00%,06/15/55(b)		550	447,545
RB, 12/01/55(b)(e)		825	844,919
RB, 5.00%,01/01/56(b)		875	748,101
RB, 6.00%,10/01/60(b)		195	196,253
RB, Class A, 7.50%,11/01/36(b)		805	793,167
RB, Series 1, 0.00%,07/01/62(b)(c)		2,200	1,793,000
RB, Series 1, 5.75%,07/01/62		926	968,144
RB, Series A, 7.75%,07/01/43(b)		1,920	1,629,815
RB, Series A, 5.00%,12/15/44(b)		120	118,393
RB, Series A, 6.85%,11/01/46(b)(f)(g)		275	96,250
RB, Series A, 7.00%,11/01/46(b)(f)(g)		155	54,250
RB, Series A, 5.38%,07/15/47(b)		335	325,062
RB, Series A, 5.63%,06/15/49(b)		825	829,067
RB, Series A, 5.00%,06/15/51(b)		195	173,105
RB, Series A, 4.00%,09/01/51(b)		315	246,048
RB, Series A, 5.25%,12/01/51(b)(f)(g)		1,060	692,284
RB, Series A, 5.00%,06/15/55(b)		2,705	2,189,075
RB, Series A, 5.00%,07/01/55(b)		880	775,547
RB, Series A, 4.75%,06/15/56(b)		435	378,370
RB, Series A, 5.00%,06/15/56(b)		145	124,999
RB, Series A, 7.50%,07/01/59(b)		2,020	2,250,051
RB, Series A, 6.45%,04/01/60(b)		345	345,932
RB, Series A, 7.25%,01/01/61(b)		1,715	1,832,779
RB, Series A, 7.13%,07/01/65(b)(c)		720	722,853
RB, Series A-1, 4.50%,01/01/35(b)		600	590,384
RB, Series A-4, 5.50%,11/15/32(b)		1,673	1,673,848
RB, Series B, 0.00%,01/01/35(b)(d)		980	599,403
RB, Series B, 8.50%,01/01/36(b)		500	465,826
RB, Series B, 0.00%,01/01/60(b)(d)		19,530	1,847,243
RB, AMT, 4.00%,09/30/51		2,025	1,746,086
RB, AMT, 4.25%,07/01/54		560	475,877
RB, AMT, 4.00%,03/31/56		680	570,061
RB, AMT, 6.50%,06/30/60		1,500	1,678,825
RB, AMT, 6.50%,12/31/65		1,250	1,398,054
Refunding RB, 5.25%,05/15/52(b)		1,135	1,124,629
Refunding RB, Series A, 6.25%,03/01/61(b)		300	293,430
Refunding RB, AMT, Series B, 5.00%,07/01/42		750	750,253
Wisconsin Center District
RB, Series C, (AGM), 0.00%,12/15/50(d)		4,000	1,247,228
Security		Par (000)	Value
Wisconsin (continued)
Wisconsin Center District
RB, Series D, (AGM), 0.00%,12/15/55(d)	USD	1,170	$ 283,319
Wisconsin Health & Educational Facilities Authority
RB, Series A, 5.50%,08/15/44		1,305	1,396,313
RB, Series A, 5.75%,08/15/54		350	366,028
Refunding RB, Series A, 4.00%,11/15/46		1,055	970,624
Wisconsin Housing & EDA, RB, Series A, 4.55%,07/01/37		165	166,045
			44,053,884
Wyoming — 0.1%
University of Wyoming, RB, Series C, (AGM), 4.00%,06/01/51		775	703,744
Total Municipal Bonds — 91.9% (Cost: $652,033,721)			646,499,386
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
Alabama — 0.8%
Black Belt Energy Gas District, RB, Series C-1, 5.25%, 02/01/53		5,095	5,354,656
District of Columbia — 0.8%
District of Columbia Income Tax Secured Revenue, Refunding RB, Series A, 5.00%, 06/01/50		5,000	5,280,490
Massachusetts — 1.4%
Commonwealth of Massachusetts, GO, Series I, 5.00%, 12/01/54		9,450	9,891,035
New York — 2.5%
New York City Housing Development Corp., RB, Series D-1-B, 4.25%, 11/01/45		1,000	1,000,004
New York City Transitional Finance Authority Revenue, RB, Sub-Series H-1, 5.00%, 11/01/50		7,500	7,855,955
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/54		4,365	4,562,216
Port Authority of New York & New Jersey, RB, AMT, Series 221, 4.00%, 07/15/55		5,015	4,467,226
			17,885,401
Texas — 0.7%
Sabine-Neches Navigation District, GO, 5.25%, 02/15/52		5,000	5,204,848
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 6.2% (Cost: $43,541,336)			43,616,430

	Shares
Warrants(a)(g)
Transportation Infrastructure — 0.2%
Brightline West LLC, (Issued/Exercisable 11/29/25, 1 Share for 1 Warrant, Expires 11/26/35, Strike Price USD 5.00)	674,039	1,348,078
Total Warrants — 0.2% (Cost: $0)		1,348,078
Total Long-Term Investments — 98.3% (Cost: $695,838,109)		691,661,971

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: High Income Municipal Series
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Short-Term Securities
Municipal Bonds
Connecticut — 0.4%
Connecticut Housing Finance Authority, Refunding RB, Series A-3, VRDN, (GNMA/FNMA/FHLMC), (Bank of America NA SBPA), 3.05%, 07/01/26(i)	USD	2,600	$ 2,600,000
Florida — 0.4%
Lee County IDA, Refunding RB, Series B, VRDN, (TD Bank NA LOC), 2.90%, 07/01/26(b)(i)		2,900	2,900,000
Illinois — 0.2%
Illinois Finance Authority, Refunding RB, Series C, VRDN, (JPMorgan Chase Bank NA SBPA), 2.90%, 07/01/26(i)		1,400	1,400,000
Indiana — 0.6%
Indiana Finance Authority, Refunding RB, Series C, VRDN, (Bank of America NA SBPA), 3.05%, 07/01/26(i)		4,400	4,400,000
Massachusetts — 0.1%
Massachusetts Development Finance Agency, Refunding RB, Series U-1, VRDN, (TD Bank NA LOC), 2.90%, 07/01/26(i)		800	800,000
Mississippi — 0.1%
Mississippi Business Finance Corp., RB, Series B, VRDN, 3.00%, 07/01/26(i)		400	400,000
Missouri — 0.6%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series B, VRDN, 2.70%, 07/07/26(i)		3,800	3,800,000
New York — 1.0%
Metropolitan Transportation Authority, Refunding RB, Sub-Series 2012 G-1, VRDN, (Barclays Bank plc LOC), 3.05%, 07/01/26(i)		1,610	1,610,000
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Series A-1, VRDN, (TD Bank NA LOC), 2.90%, 07/01/26(i)		3,905	3,905,000
New York City Municipal Water Finance Authority, RB, Series CC, VRDN, (TD Bank NA SBPA), 2.90%, 07/01/26(i)		1,700	1,700,000
			7,215,000
Security		Par (000)	Value
Pennsylvania — 1.1%
Emmaus General Authority, RB, VRDN, (AGM), (Wells Fargo Bank NA SBPA), 2.75%, 07/07/26(i)	USD	3,365	$ 3,365,000
Pennsylvania Turnpike Commission, RB, Series A, VRDN, (Barclays Bank plc LOC), 2.65%, 07/07/26(i)		4,300	4,300,000
			7,665,000
Rhode Island — 0.4%
Rhode Island Health & Educational Building Corp., RB, Series A, VRDN, (TD Bank NA SBPA), 2.70%, 07/07/26(i)		2,810	2,810,000
Wisconsin — 0.5%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series B, VRDN, (TD Bank NA LOC), 2.90%, 07/01/26(i)		3,790	3,790,000
Total Short-Term Securities — 5.4% (Cost: $37,780,000)			37,780,000
Total Investments — 103.7% (Cost: $733,618,109)			729,441,971
Other Assets Less Liabilities — 0.5%			3,690,567
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.2)%			(29,592,726)
Net Assets — 100.0%			$ 703,539,812

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Zero-coupon bond.
(e)	When-issued security.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Represents bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: High Income Municipal Series
Fair Value Hierarchy as of Period End (continued)
pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ —	$ —	$ 170,397	$ 170,397
Corporate Bonds	—	27,680	—	27,680
Municipal Bonds	—	646,499,386	—	646,499,386
Municipal Bonds Transferred to Tender Option Bond Trusts	—	43,616,430	—	43,616,430
Warrants	—	—	1,348,078	1,348,078
Short-Term Securities
Municipal Bonds	—	37,780,000	—	37,780,000
	$ —	$ 727,923,496	$ 1,518,475	$ 729,441,971
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $29,425,000 are categorized as Level 2 within the fair value hierarchy.
Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
COL	Collateralized
EDA	Economic Development Authority
EDC	Economic Development Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GTD	Guaranteed
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDC	Industrial Development Corp.
ISD	Independent School District
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-By Bond Purchase Agreements
TA	Tax Allocation
VRDN	Variable Rate Demand Note